RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Summary of effect of restatement of financial statements (Details) - USD ($)	3 Months Ended							6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	[1],[2]
Balance sheet
Accrued expenses	$ 43,674,679			$ 18,054,912	$ 10,895,164	$ 6,581,280	$ 3,462,561	$ 6,581,280	$ 43,674,679	$ 10,895,164	$ 18,054,912	$ 1,027,926
Income tax payable	3,666,968			979,475	357,259	33,614	0	33,614	3,666,968	357,259	979,475	0
Related party advance	34,585			525,835	410,278	143,514	82,544	143,514	34,585	410,278	525,835	22,394
Total current liabilities	53,755,765			23,460,922	15,469,401	710,108	4,095,105	710,108	53,755,765	15,469,401	23,460,922	1,250,320
Total liabilities	63,818,265			33,523,422	25,531,901	17,572,608	14,157,605	17,572,608	63,818,265	25,531,901	33,523,422	11,312,820
Class A common stock subject to possible redemption	306,128,902			298,951,176					306,128,902		298,951,176	293,250,000
Accumulated deficit	(59,466,556)			(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)	(16,949,685)	(59,466,556)	(24,596,708)	(31,975,454)	(10,572,814)
Total Stockholders' Deficit	(59,465,710)	$ (44,209,745)	$ (32,865,687)	(31,974,608)	(24,595,862)	(16,948,839)	(13,732,879)	(16,948,839)	(59,465,710)	(24,595,862)	(31,974,608)	(10,571,968)
Statement of Operations
Legal investigations costs	11,581,241				2,656,763	2,564,737	2,742,708	5,307,445	20,639,030	7,964,208	10,004,519	789,183
Formation and operating costs	4,307,852				2,115,260	864,594	397,734	1,262,328	7,899,200	3,377,588	8,716,023	969,195
Franchise tax	50,000				50,000	50,000	50,000	100,000	232,500	150,000	200,000	200,000
Loss from operation costs	(15,939,093)				(4,822,023)	3,479,331	(3,190,442)	6,669,773	(28,770,730)	(11,491,796)	(18,920,542)	(1,958,378)
Loss before income taxes	(11,292,680)				(3,495,066)	(3,083,335)	(3,160,911)	(6,244,246)	(17,318,855)	(9,739,312)	(14,663,073)	(1,951,280)
Income tax expense	899,687				323,645	33,614	0	33,614	2,687,493	357,259	(979,475)	0
Net loss	(12,192,367)	(9,093,767)	1,279,786		(3,818,711)	(3,116,949)	(3,160,911)	(6,277,860)	(20,006,348)	(10,096,571)	(15,642,548)	(1,951,280)
Statement of Changes in Stockholders' Deficit
Net loss	(12,192,367)	(9,093,767)	1,279,786		(3,818,711)	(3,116,949)	(3,160,911)	(6,277,860)	(20,006,348)	(10,096,571)	(15,642,548)	(1,951,280)
Remeasurement of Class A common stock to redemption value	(2,649,598)	(2,664,291)	(2,170,865)		(3,828,312)	(99,011)					(5,760,092)	(19,980,528)
Total accumulated deficit	(59,466,556)			(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)	(16,949,685)	(59,466,556)	(24,596,708)	(31,975,454)	(10,572,814)
Total Stockholders' Deficit	(59,465,710)	(44,209,745)	(32,865,687)	(31,974,608)	(24,595,862)	(16,948,839)	(13,732,879)	(16,948,839)	(59,465,710)	(24,595,862)	(31,974,608)	(10,571,968)
Statement of Cash Flows
Net loss							(3,160,911)		(20,006,348)	(10,096,571)	(15,642,548)	(1,951,280)
Accrued expenses							2,434,635		28,307,260	10,224,497	17,026,986	1,027,926
Net cash used in operating activities							(646,388)		(1,702,985)	(1,296,303)	(1,455,883)	(1,136,475)
Related party advance							60,150		(491,250)	387,884	625,700	22,394
Net cash provided by financing activities							360,150		1,448,058	3,844,584	3,942,619	294,714,206
Accumulated Deficit
Balance sheet
Total Stockholders' Deficit	(59,466,556)	(44,210,591)	(32,866,533)	(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)	(16,949,685)	(59,466,556)	(24,596,708)	(31,975,454)	(10,572,814)	$ 0
Statement of Operations
Net loss	(12,192,367)	(9,093,767)	1,279,786		(3,818,711)	(3,116,949)	(3,160,911)				(15,642,548)	(1,951,280)
Statement of Changes in Stockholders' Deficit
Net loss	(12,192,367)	(9,093,767)	1,279,786		(3,818,711)	(3,116,949)	(3,160,911)				(15,642,548)	(1,951,280)
Remeasurement of Class A common stock to redemption value	(2,649,598)	(2,664,291)	(2,170,865)		(3,828,312)	(99,011)					(5,760,092)	(7,184,020)
Total Stockholders' Deficit	$ (59,466,556)	$ (44,210,591)	$ (32,866,533)	(31,975,454)	$ (24,596,708)	$ (16,949,685)	$ (13,733,725)	$ (16,949,685)	$ (59,466,556)	$ (24,596,708)	$ (31,975,454)	$ (10,572,814)	$ 0
Common Class A [Member]
Statement of Operations
Earnings Per Share, Basic	$ (0.33)				$ (0.1)	$ (0.08)	$ (0.08)	$ (0.17)	$ (0.54)	$ (0.27)	$ (0.42)	$ (0.12)
Earnings Per Share, Diluted	(0.33)				(0.1)	(0.08)	(0.08)	(0.17)	(0.54)	(0.27)	(0.42)	(0.12)
Common Class B [Member]
Statement of Operations
Earnings Per Share, Basic	(0.33)				(0.1)	(0.08)	(0.08)	(0.17)	(0.54)	(0.27)	(0.42)	(0.12)
Earnings Per Share, Diluted	$ (0.33)				$ (0.1)	$ (0.08)	$ (0.08)	$ (0.17)	$ (0.54)	$ (0.27)	$ (0.42)	$ (0.12)
Previously Reported [Member]
Balance sheet
Accrued expenses				17,166,842	$ 11,022,242	$ 6,139,538	$ 1,701,798	$ 6,139,538		$ 11,022,242	$ 17,166,842	$ 483,535
Income tax payable				979,475	0	0		0		0	979,475
Related party advance				425,835							425,835
Total current liabilities				22,472,852	14,828,942	6,891,239	2,251,798	6,891,239		14,828,942	22,472,852	683,535
Total liabilities				32,535,352	24,891,442	16,953,739	12,314,298	16,953,739		24,891,442	32,535,352	10,746,035
Class A common stock subject to possible redemption						293,282,625		293,282,625
Accumulated deficit				(30,987,384)	(23,956,249)	(16,264,430)	(11,890,418)	(16,264,430)		(23,956,249)	(30,987,384)	(10,006,029)
Total Stockholders' Deficit				(30,986,538)	(23,955,403)	(16,263,584)	(11,889,572)	(16,263,584)		(23,955,403)	(30,986,538)	(10,005,183)
Statement of Operations
Formation and operating costs					4,751,532	4,652,670	1,863,920	6,516,590		11,268,122	18,299,257	1,191,593
Franchise tax								100,000				200,000
Loss from operation costs					(4,801,532)	(4,702,670)	(1,913,920)	(6,616,590)		(11,418,122)	(18,499,257)	(1,391,593)
Loss before income taxes					(3,474,575)	(4,306,674)		(6,191,063)		(9,665,638)	(14,241,788)
Income tax expense					(322,546)	(34,713)		(34,713)
Net loss					(3,797,121)	(4,342,387)	(1,884,389)	(6,225,776)		(10,022,897)	(15,221,263)	(1,384,495)
Statement of Changes in Stockholders' Deficit
Net loss					(3,797,121)	(4,342,387)	(1,884,389)	(6,225,776)		(10,022,897)	(15,221,263)	(1,384,495)
Remeasurement of Class A common stock to redemption value								(32,625)
Total accumulated deficit				(30,987,384)	(23,956,249)	(16,264,430)	(11,890,418)	(16,264,430)		(23,956,249)	(30,987,384)	(10,006,029)
Total Stockholders' Deficit				(30,986,538)	(23,955,403)	(16,263,584)	(11,889,572)	(16,263,584)		(23,955,403)	(30,986,538)	(10,005,183)
Statement of Cash Flows
Net loss							(1,884,389)	(6,225,776)		(10,022,897)	(15,221,263)	(1,384,495)
Accrued expenses							1,218,263	5,656,004		10,538,707	16,605,701	483,535
Net cash used in operating activities							(586,239)	(776,463)		(908,419)		(1,114,081)
Related party advance											425,835
Net cash provided by financing activities							300,000	451,700		3,456,700	3,867,619	294,691,812
Previously Reported [Member] | Accumulated Deficit
Balance sheet
Accumulated deficit				(30,987,384)	(23,956,249)	(16,264,430)	(11,890,418)	(16,264,430)		(23,956,249)	(30,987,384)	(10,006,209)
Statement of Changes in Stockholders' Deficit
Total accumulated deficit				(30,987,384)	$ (23,956,249)	$ (16,264,430)	$ (11,890,418)	$ (16,264,430)		$ (23,956,249)	$ (30,987,384)	$ (10,006,209)
Previously Reported [Member] | Common Class A [Member]
Statement of Operations
Earnings Per Share, Basic					$ (0.1)	$ (0.12)	$ (0.05)	$ (0.17)		$ (0.27)	$ (0.41)	$ (0.08)
Earnings Per Share, Diluted					(0.1)	(0.12)	(0.05)	(0.17)		(0.27)	(0.41)	(0.08)
Previously Reported [Member] | Common Class B [Member]
Statement of Operations
Earnings Per Share, Basic					(0.1)	(0.12)	(0.05)	(0.17)		(0.27)	(0.41)	(0.08)
Earnings Per Share, Diluted					$ (0.1)	$ (0.12)	$ (0.05)	$ (0.17)		$ (0.27)	$ (0.41)	$ (0.08)
Revision of Prior Period, Adjustment [Member]
Balance sheet
Accrued expenses				888,070	$ (127,078)	$ 441,742	$ 1,760,763	$ 441,742		$ (127,078)	$ 888,070	$ 544,391
Income tax payable					357,259	33,614		33,614		357,259
Related party advance				100,000	410,278	143,514	82,544	143,514		410,278	100,000	22,394
Total current liabilities				988,070	640,459	618,869	1,843,307	618,869		640,459	988,070	566,785
Total liabilities				988,070	640,459	618,869	1,843,307	618,869		640,459	988,070	566,785
Class A common stock subject to possible redemption						66,386		66,386
Accumulated deficit				(988,070)	(640,459)	(685,255)	(1,843,307)	(685,255)		(640,459)	(988,070)	(566,785)
Total Stockholders' Deficit				(988,070)	(640,459)	(685,255)	(1,843,307)	(685,255)		(640,459)	(988,070)	(566,785)
Statement of Operations
Legal investigations costs					2,656,763	2,564,737	2,742,708	5,307,445		7,964,208	10,004,519
Formation and operating costs					(2,636,272)	(3,788,076)	(1,466,186)	(5,254,262)		(7,890,534)	(9,583,234)	566,785
Loss from operation costs					(20,491)	1,223,339	(1,276,522)	(53,183)		(73,674)	(421,285)	(566,785)
Loss before income taxes					(20,491)	1,223,339		(53,183)		(73,674)	(421,285)
Income tax expense					(1,099)	1,099		1,099
Net loss					(21,590)	1,225,438	(1,276,522)	(52,084)		(73,674)	(421,285)	(566,785)
Statement of Changes in Stockholders' Deficit
Net loss					(21,590)	1,225,438	(1,276,522)	(52,084)		(73,674)	(421,285)	(566,785)
Remeasurement of Class A common stock to redemption value								(66,386)
Total accumulated deficit				(988,070)	(640,459)	(685,255)	(1,843,307)	(685,255)		(640,459)	(988,070)	(566,785)
Total Stockholders' Deficit				(988,070)	(640,459)	(685,255)	(1,843,307)	(685,255)		(640,459)	(988,070)	(566,785)
Statement of Cash Flows
Net loss							(1,276,522)	(52,084)		(73,674)	(421,285)	(566,785)
Accrued expenses							1,216,372	(102,650)		(671,469)	421,285	544,391
Income tax payable								33,614		357,259
Net cash used in operating activities							(60,149)	(121,119)		(387,884)		(22,394)
Related party advance							60,150	121,120		387,884	77,606	22,394
Net cash provided by financing activities							60,150	121,120		387,884	77,606	22,394
Revision of Prior Period, Adjustment [Member] | Accumulated Deficit
Balance sheet
Accumulated deficit				(988,070)	(640,459)	(685,255)	(1,843,307)	(685,255)		(640,459)	(988,070)	(566,605)
Statement of Changes in Stockholders' Deficit
Total accumulated deficit				(988,070)	$ (640,459)	$ (685,255)	$ (1,843,307)	$ (685,255)		$ (640,459)	$ (988,070)	$ (566,605)
Revision of Prior Period, Adjustment [Member] | Common Class A [Member]
Statement of Operations
Earnings Per Share, Basic					$ 0	$ 0.04	$ (0.03)	$ (0)		$ 0	$ (0.01)	$ (0.04)
Earnings Per Share, Diluted					0	0.04	(0.03)	0		0	(0.01)	(0.04)
Revision of Prior Period, Adjustment [Member] | Common Class B [Member]
Statement of Operations
Earnings Per Share, Basic					0	0.04	(0.03)	(0)		0	(0.01)	(0.04)
Earnings Per Share, Diluted					$ 0	$ 0.04	$ (0.03)	$ 0		$ 0	$ (0.01)	$ (0.04)
As Restated [Member]
Balance sheet
Accrued expenses				18,054,912	$ 10,895,164	$ 6,581,280	$ 3,462,561	$ 6,581,280		$ 10,895,164	$ 18,054,912	$ 1,027,926
Income tax payable				979,475	357,259	33,614		33,614		357,259	979,475
Related party advance				525,835	410,278	143,514	82,544	143,514		410,278	525,835	22,394
Total current liabilities				23,460,922	15,469,401	7,510,108	4,095,105	7,510,108		15,469,401	23,460,922	1,250,320
Total liabilities				33,523,422	25,531,901	17,572,608	14,157,605	17,572,608		25,531,901	33,523,422	11,312,820
Class A common stock subject to possible redemption						293,349,011		293,349,011
Accumulated deficit				(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)	(16,949,685)		(24,596,708)	(31,975,454)	(10,572,814)
Total Stockholders' Deficit				(31,974,608)	(24,595,862)	(16,948,839)	(13,732,879)	(16,948,839)		(24,595,862)	(31,974,608)	(10,571,968)
Statement of Operations
Legal investigations costs					2,656,763	2,564,737	2,742,708	5,307,445		7,964,208	10,004,519
Formation and operating costs					2,115,260	864,594	397,734	1,262,328		3,377,588	8,716,023	1,758,378
Franchise tax								100,000				200,000
Loss from operation costs					(4,822,023)	(3,479,331)	(3,190,442)	(6,669,773)		(11,491,796)	(18,920,542)	(1,958,378)
Loss before income taxes					(3,495,066)	(3,083,335)		(6,244,246)		(9,739,312)	(14,663,073)
Income tax expense					(323,645)	(33,614)		(33,614)
Net loss				(5,545,977)	(3,818,711)	(3,116,949)	(3,160,911)	(6,277,860)		(10,096,571)	(15,642,548)	(1,951,280)
Statement of Changes in Stockholders' Deficit
Net loss				(5,545,977)	(3,818,711)	(3,116,949)	(3,160,911)	(6,277,860)		(10,096,571)	(15,642,548)	(1,951,280)
Remeasurement of Class A common stock to redemption value				(1,832,769)	(953,312)	(99,011)		(99,011)
Total accumulated deficit				(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)	(16,949,685)		(24,596,708)	(31,975,454)	(10,572,814)
Total Stockholders' Deficit				(31,974,608)	(24,595,862)	(16,948,839)	(13,732,879)	(16,948,839)		(24,595,862)	(31,974,608)	(10,571,968)
Statement of Cash Flows
Net loss							(3,160,911)	(6,277,860)		(10,096,571)	(15,642,548)	(1,951,280)
Accrued expenses							2,434,635	5,553,354		9,867,238	17,026,986	1,027,926
Income tax payable								33,614		357,259
Net cash used in operating activities							(646,388)	(897,582)		(1,296,303)		(1,136,475)
Related party advance							60,150	121,120		387,884	503,441	22,394
Net cash provided by financing activities							360,150	572,820		3,844,584	3,945,225	294,714,206
As Restated [Member] | Accumulated Deficit
Balance sheet
Accumulated deficit				(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)	(16,949,685)		(24,596,708)	(31,975,454)	(10,572,814)
Total Stockholders' Deficit				(31,975,454)	(24,596,708)	(16,949,685)	(1,333,725)	(16,949,685)		(24,596,708)	(31,975,454)	(10,572,814)
Statement of Operations
Net loss				(5,545,977)		(3,116,949)	(3,160,911)
Statement of Changes in Stockholders' Deficit
Net loss				(5,545,977)		(3,116,949)	(3,160,911)
Remeasurement of Class A common stock to redemption value				(1,832,769)	(953,312)	(99,011)
Total accumulated deficit				(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)	(16,949,685)		(24,596,708)	(31,975,454)	(10,572,814)
Total Stockholders' Deficit				$ (31,975,454)	$ (24,596,708)	$ (16,949,685)	$ (1,333,725)	$ (16,949,685)		$ (24,596,708)	$ (31,975,454)	$ (10,572,814)
As Restated [Member] | Common Class A [Member]
Statement of Operations
Earnings Per Share, Basic					$ (0.1)	$ (0.08)	$ (0.08)	$ (0.17)		$ (0.27)	$ (0.42)	$ (0.12)
Earnings Per Share, Diluted					(0.1)	(0.08)	(0.08)	(0.17)		(0.27)	(0.42)	(0.12)
As Restated [Member] | Common Class B [Member]
Statement of Operations
Earnings Per Share, Basic					(0.1)	(0.08)	(0.08)	(0.17)		(0.27)	(0.42)	(0.12)
Earnings Per Share, Diluted					$ (0.1)	$ (0.08)	$ (0.08)	$ (0.17)		$ (0.27)	$ (0.42)	$ (0.12)

[1]	On September 2, 2021, the Sponsor surrendered an aggregate of 1,437,500 shares of Class B common stock for no consideration, resulting in an aggregate of 7,187,500 shares of Class B common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the surrender of these shares (see Note 8).
[2]	The shares and the associated amounts have been retroactively restated to reflect the three-for-one stock split on July 1, 2021.